Trade Receivables, Net - Schedule of Trade Receivables, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade Receivables, Net [Abstract]
Trade receivables	$ 5,285,548	$ 6,279,680
Provision for expected credit loss on trade receivables	(338,284)	(357,335)	$ (149,339)
Trade receivables, net	$ 4,947,264	$ 5,922,345